Long -Term Debt ($291.2 Million Credit Facility) (Details) (USD $)	12 Months Ended				0 Months Ended		0 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 $291.2 Million Credit Facility [Member]	Mar. 17, 2008 $291.2 Million Credit Facility [Member]	Dec. 31, 2011 LIBOR [Member] $291.2 Million Credit Facility [Member]	Mar. 17, 2008 Revolving Credit Facility [Member] $291.2 Million Credit Facility [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] $291.2 Million Credit Facility [Member]	Mar. 17, 2008 Term Loan [Member] $291.2 Million Credit Facility [Member]	Dec. 31, 2011 Term Loan [Member] $291.2 Million Credit Facility [Member]	Dec. 31, 2011 Tranche A [Member] LIBOR [Member] $291.2 Million Credit Facility [Member]	Dec. 31, 2011 Tranche B [Member] LIBOR [Member] $291.2 Million Credit Facility [Member]	Dec. 31, 2011 Maximum [Member] $291.2 Million Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility		$ 202,026,000	$ 291,200,000
Number of vessels	4
Maximum borrowing capacity		291,200,000				58,240,000		232,960,000			280,600,000
Percentage of the vessel delivered cost, maximum borrowing capacity		80.00%
Maximum amount of refund guarantees for vessels		$ 1,000,000
Maturity date					Dec. 31, 2023		Dec. 31, 2023
Interest rate				0.85%					0.65%	0.35%
Weighted average rate of interest including the margin		3.69%
Percentage commitment fee		0.30%